CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Current assets
Cash and cash equivalents	$ 329	$ 299
Receivables, net	546	580
Inventories, net	386	394
Other current assets	134	147
Total current assets	1,395	1,420
Property, plant and equipment, net	977	1,021
Goodwill	1,101	1,105
Trademarks, net	547	553
Other intangible assets, net	64	74
Other assets	174	138
Total assets	4,258	4,311
Current liabilities
Notes and loans payable	143	202
Current maturities of long-term debt	575	0
Accounts payable	440	413
Accrued liabilities	472	490
Income taxes payable	8	29
Total current liabilities	1,638	1,134
Long-term debt	1,595	2,170
Other liabilities	768	742
Deferred income taxes	103	119
Total liabilities	4,104	4,165
Commitments and contingencies
Stockholders' equity
Preferred stock: $1.00 par value; 5,000,000 shares authorized; none issued or outstanding	0	0
Common stock: $1.00 par value; 750,000,000 shares authorized; 158,741,461 shares issued at June 30, 2014 and 2013; and 128,796,228 and 130,366,911 shares outstanding at June 30, 2014 and 2013, respectively	159	159
Additional paid-in capital	709	661
Retained earnings	1,739	1,561
Treasury shares, at cost: 29,945,233 and 28,374,550 shares at June 30, 2014 and 2013, respectively	(2,036)	(1,868)
Accumulated other comprehensive net loss	(417)	(367)
Stockholders' equity	154	146
Total liabilities and stockholders' equity	$ 4,258	$ 4,311